INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets
The following tables outline the changes in intangible assets during the period:

	Distribution rights	Customer contracts	License agreements	Customer lists	Software (1)	Patents/ Trademark/Trade names (2)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2017	2,879	1,107	302	32,641	4,891	8,935	8,720	59,475
Additions – separately acquired	—	—	—	—	1,617	16	—	1,633
Additions through business acquisitions	—	—	—	75,683	—	6,810	380	82,873
Foreign exchange and other	(224)	(86)	—	(2,075)	19	(723)	(733)	(3,822)
Balance as of December 31, 2018	2,655	1,021	302	106,249	6,527	15,038	8,367	140,159
Accumulated amortization and impairments
Balance as of December 31, 2017	2,879	1,107	217	4,877	1,299	505	1,273	12,157
Amortization	—	—	7	4,698	557	101	918	6,281
Foreign exchange and other	(224)	(86)	—	(265)	19	2	(114)	(668)
Balance as of December 31, 2018	2,655	1,021	224	9,310	1,875	608	2,077	17,770
Net carrying amount as of December 31, 2018	—	—	78	96,939	4,652	14,430	6,290	122,389

	Distribution rights	Customer contracts	License agreements	Customer lists	Software (1)	Patents/ Trademark/Trade names (2)	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Gross carrying amount
Balance as of December 31, 2018	2,655	1,021	302	106,249	6,527	15,038	8,367	140,159
Additions – separately acquired	—	—	—	—	2,588	—	—	2,588
Disposals	(2,728)	(1,049)	(112)	(811)	(477)	(503)	(198)	(5,878)
Foreign exchange and other	73	28	—	59	(20)	518	(135)	523
Balance as of December 31, 2019	—	—	190	105,497	8,618	15,053	8,034	137,392
Accumulated amortization and impairments
Balance as of December 31, 2018	2,655	1,021	224	9,310	1,875	608	2,077	17,770
Amortization	—	—	7	7,677	1,133	258	1,310	10,385
Disposals	(2,728)	(1,049)	(112)	(811)	(477)	(503)	(198)	(5,878)
Impairments	—	—	72	—	—	—	—	72
Foreign exchange and other	73	28	(1)	(54)	(25)	19	(46)	(6)
Balance as of December 31, 2019	—	—	190	16,122	2,506	382	3,143	22,343
Net carrying amount as of December 31, 2019	—	—	—	89,375	6,112	14,671	4,891	115,049

(1)	Includes $0.4 million and $0.2 million of acquired software licenses during the years ended December 31, 2019 and 2018, respectively.

(2)	Includes trademarks and trade names not subject to amortization totalling $14.4 million and $13.8 million as of December 31, 2019 and 2018, respectively.